Direct Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Direct Voyage Expenses [Abstract]
Voyage Expenses [Table Text Block]
Year ended December 31
	2013	2012	2011
Bunkers	6,563	10,736	905
Port expenses	888	1,609	901
Commissions	243	266	437
Other	341	976	298
Total	8,035	13,587	2,541